Other assets	12 Months Ended
Dec. 31, 2024
Other Assets Disclosure [Abstract]
Other assets
18.	Other assets
Other as
s
ets as of December 31, 2023 and 2024 are as follows:

	2023		2024
Accounts receivable	~~W~~	17,048,595	13,611,340
Domestic exchange settlement debit		5,024,787	4,909,780
Guarantee deposits		1,002,119	982,836
Discounted present value		(52,660)	(57,626)
Accrued income		3,908,205	3,810,267
Prepaid expense		304,161	381,091
Provisional payments		405,201	411,923
Sundry assets		98,104	136,079
Advance payments		408,857	484,828
Leased assets		2,078,742	2,125,379
Others		165,163	180,005
Allowances for credit loss of other assets		(465,430)	(574,304)

	~~W~~ 29,925,844		26,401,598